CONSOLIDATED STATEMENTS OF EQUITY - CAD ($) $ in Millions	Capital stock	(Deficit) Retained earnings	Accumulated other comprehensive loss	Equity attributable to non-controlling interests	Total
Beginning of year at Dec. 31, 2021	$ 295.6	$ (613.5)	$ (20.8)	$ 0.4	$ (338.3)
Net income		757.2		0.1	757.3
Other comprehensive (loss) income			4.1		4.1
Issuance of common shares	17.3				17.3
Dividends		(671.0)		(0.2)	(671.2)
End of year at Dec. 31, 2022	312.9	(527.3)	(16.7)	0.3	(230.8)
Net income		797.4		0.1	797.5
Other comprehensive (loss) income			10.3		10.3
Dividends		(421.0)		(0.1)	(421.1)
End of year at Dec. 31, 2023	312.9	(150.9)	(6.4)	0.3	155.9
Net income		828.3			828.3
Other comprehensive (loss) income			(55.0)		(55.0)
Dividends		(590.0)		(0.2)	(590.2)
End of year at Dec. 31, 2024	$ 312.9	$ 87.4	$ (61.4)	$ 0.1	$ 339.0